Borrowings and Lines of Credit (Short-Term Borrowings) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Short-term Debt [Line Items]
Document Fiscal Year Focus	2014
Commercial Paper	$ 0	$ 200
Other borrowings	126	188
Total short-term borrowings	$ 126	$ 388